Note 18 - Related Party Transactions - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Salaries and other short term employee benefits	$ 1,949	$ 2,075
Severance paid to a former executive	0	382
Share-based compensation (non-cash) (Note 8)	2,532	1,774
Key management personnel compensation	$ 4,481	$ 4,231